Income Taxes - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Taxes [Line Items]
Income tax benefit recognized from net operating losses	¥ 4,653	¥ 868	¥ 5,451
Domestic effective statutory tax rate	31.00%	31.00%	33.00%
Net deferred tax assets included in Other assets-Other	¥ 16,135	¥ 21,825
Net deferred tax liabilities included in Other liabilities	57,112	¥ 34,366
Undistributed earnings, No deferred tax provided	5,534
Operating loss carryforwards	2,028,626
Company and domestic subsidiaries [Member] | Domestic [Member]
Income Taxes [Line Items]
Operating loss carryforwards	679,525
Subsidiaries [Member] | United Kingdom [Member]
Income Taxes [Line Items]
Operating loss carryforwards	682,507
Subsidiaries [Member] | United States [Member]
Income Taxes [Line Items]
Operating loss carryforwards	384,659
Subsidiaries [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Operating loss carryforwards	210,238
Subsidiaries [Member] | Other tax jurisdictions [Member]
Income Taxes [Line Items]
Operating loss carryforwards	71,697
Indefinitely [Member]
Income Taxes [Line Items]
Operating loss carryforwards	957,689
Initial term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 748,148
Expiration year	Mar. 31, 2027
Next term [Member]
Income Taxes [Line Items]
Operating loss carryforwards	¥ 322,789
Tax Cuts and Jobs Act [Member]
Income Taxes [Line Items]
U.S. federal statutory income tax rate	21.00%
Reduction in deferred tax liabilities and income tax expense	¥ 2,776